OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER CURRENT LIABILITIES [Abstract]
Accrued Interest	$ 0	$ 163
Accrued Expenses	5,689	8,225
Other Liabilities	2,403	1,190
Settlement Deferred Compensation Liabilities	0	3,830
Deferred Revenues	140	2,154
Total	$ 8,232	$ 15,562